CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
CONVERTIBLE NOTES

NOTE 3 – CONVERTIBLE NOTES

1.	On April 11, 2024, the Company entered into Securities Purchase Agreements for the issuance of promissory note and warrants to an institutional investor, Alpha, as follows:

A.	Unsecured note (the “Alpha April Note”) in the principal amount of $2,250. The Alpha April Note carries an original issue discount (OID) of 10%, bears 12% interest per year, and its maturity date is in 12 months from issue date. Alpha has the right to convert the outstanding principal and interest into Ordinary Shares at $18 per share, with certain adjustments. If the Company is no longer restricted from variable rate transactions, the investor may convert at a 15% discount based on the lowest weighted average price during the 15 trading days before conversion. Any such conversion is subject to customary conversion limitations set forth in the Alpha April Note so the investor beneficially owns less than 4.99% of the Company’s Ordinary Shares. Additionally, the Company has the right to convert in whole or in part the April Note into Ordinary Shares; provided that in no case shall the Company so convert the Alpha April Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of Ordinary Shares in excess of 4.99%. A daily fee of $2 is applied if the Company fails to deliver shares upon conversion. If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate. The Alpha April Note also includes restrictions against variable security transactions.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 3 - convertible notes (CONT.):

B.	A 5.5 year warrant to purchase 157,673 Ordinary Shares at $11.775 per share, with anti-dilution protections. There is a 4.99% ownership limit on the exercise of this warrant, and the Company must pay a “Buy-In” amount if shares are not delivered timely. Alpha may elect to choose cashless exercise mechanism.

The Company also entered into a Registration Rights Agreement to register the Ordinary Shares underlying the Alpha April Note and warrants for resale.

C.	Inducement offer which amends the Company’s existing warrants B’s held by Alpha issued in September 2023 (see note 3.3) to a reduced exercise price of $0.165 per share. Alpha immediately exercised these warrants B’s in full.

The 5.5 year warrant was classified as a derivative financial liability measured at fair value through profit or loss. After initial recognition, at each cut off, the warrant will be measured in accordance with its fair value and all changes in fair value will be recognized through profit or loss.

The Alpha April Note is a financial liability which will be measured in accordance with the amortized cost method and its conversion option is a derivative financial liability measured at fair value through profit or loss.

As of June 30, 2024, the 5.5 year warrant fair value amounted to $749, the conversion option fair value amounted $343 and the Alpha April Note amounted to $730.

As of June 30, 2024 the fair value of the 5.5 year warrant was calculated using Black & Scholes model with expected volatility of 72.76% and the risk-free interest rate used is 4.33%. As of June 30, 2024 the fair value of the conversion option was calculated using Monte Carlo model with cost of equity capital of 22.2% and the yield of bond is 14.78%.

As of April 11, 2024, the 5.5 year warrant fair value amounted to $1,090, the conversion option fair value amounted $268 and the Alpha April Note amounted to $527.

As of April 11, 2024 the fair value of the 5.5 year warrant was calculated using Black & Scholes model with expected volatility of 73.43% and the risk-free interest rate used is 4.61%. As of April 11, 2024 the fair value of the conversion option was calculated using Monte Carlo model with cost of equity capital of 22.2% and the yield of bond is 16.99%.

2.	On February 24, 2024, the Company issued a convertible security with a face value of $407 in consideration of $350, bearing 0% interest and maturing in 6 months. The investor ranks senior but is subordinated to Clear Think Assets Management (or “CTAM”) the Company advisors in case of any new debt issuance, including subordinated debt or redeemable preferred stock, except for instruments already negotiated with CTAM. In such cases, the Company is obligated to direct at least 15% of the net proceeds from any new debt to repay the convertible security, unless the investor waives this requirement. The investor can convert all or part of the face value of the convertible security into ordinary shares at a conversion price of $18 per share, with no conversion limitations. Additionally, the Company issued the investor 1,333 warrants, exercisable for 60 months at an exercise price of $3.75 per share, without price-based anti-dilution adjustments. The convertible security is accounted in accordance with the amortized cost model and amounted to $388 as of June 30, 2024, see also note 9(6) and 9(10). The convert option and the warrants meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 3 - convertible notes (CONT.):

3.	On September 6, 2023, the Company consummated the transactions pursuant to a Securities Purchase Agreement dated September 5, 2023, and issued and sold to an institutional investor (Alpha) a convertible promissory note with a fixed conversion price of $122.835 52,387 warrants A’s and 34,925 warrants B’s, for gross proceeds of approximately $2,574, before deducting fees and other offering expenses payable by the Company to their service providers. The warrant A’s are exercisable into 52,387 ordinary shares at an exercise price of $0.165 per share subject to customary adjustments and may be exercised at any time until the five year anniversary. The warrant B’s are exercisable into 34,925 ordinary shares at an exercise price of $122.835 per share, subject to customary adjustments and may be exercised at any time until the five-year anniversary. The warrant A’s and the warrant B’s meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity. The convertible promissory note is in the principal amount of $4,290. The actual amount loaned by the investor is $2,574 after a 40% original issue discount. The maturity date of the note is the 12-month anniversary of the Effective Date, and is the date upon which the principal amount, as well as any accrued and unpaid interest and other fees, shall be due and payable. Interest accrues in the amount of 12% per year and shall be payable on the maturity date or upon acceleration or by prepayment or otherwise. The investor has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s ordinary shares, at a fixed conversion price of $122.835 per share. Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%

The note was recognized in accordance with the amortized cost method.

As of June 30, 2024, Alpha converted all of the principal amount of the convertible promissory note into an aggregate of 34,925 Ordinary Shares and exercised all warrant A’s and B’s into Ordinary Shares of the Company.

As of December 31, 2023, the note’s principal amounted to $1 million.

4.	On January 25, 2023, the Company received an amount of $250 in consideration for issuance of convertible notes (the “Convertible Notes”) and two types of warrants. The Convertible Notes principal amount is $250 and maturity date is the earlier between December 31, 2024, and the date of any change in control (excluding the Business Combination). The Convertible Notes have an interest rate of 15% per annum and shall be converted into ordinary shares: (1) at the note holder’s discretion, at a fixed conversion price of $10 per ordinary share, or (2) through issuance of the Company’s ordinary shares at a 20% discount.

As part of the Convertible Note agreements, the investor was granted two types of warrants:

(i) Bonus Warrants – 167 warrants (post 75:1 reverse stock split) to purchase ordinary shares of the Company at an exercise price of $862.50 per share. The Bonus Warrants term is five years commencing upon the Business Combination.

(ii) Redeemable Warrants – 167 warrants (post 75:1 reverse stock split) to purchase ordinary shares of the Company at a purchase price of $862.50 per share. The Redeemable Warrants term is five years commencing upon the Business Combination. The Redeemable Warrants shall be redeemable on a non-cumulative basis at the option of the holder, according to a schedule for $375 per warrant. The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

The Convertible Notes are recorded in accordance with their fair value. The Redeemable Warrants are accounted for as a derivative financial liability. Management utilized a third-party appraiser to assist them in valuing the Convertible Notes and Redeemable Warrants.

In order to calculate the fair value of the Convertible Notes as of June 30, 2024, the Company discounted the payment schedule by a discount rate of 26.96%.

The fair value of the Redeemable Warrants was calculated using Monte-Carlo simulation model with expected volatility of 63.16% and the risk-free interest rate used is 4.46%. As of June 30, 2024, the fair value of the Convertible Notes was $349 and the fair value of the Redeemable Warrants was $74.

In order to calculate the fair value of the Convertible Notes as of December 31,2023, the Company discounted the payment schedule by a discount rate of 32.2%. The fair value of the Redeemable Warrants was calculated using Monte-Carlo simulation model with expected volatility of 73.74% and the risk-free interest rate used is 3.91%. As of December 31, 2023, the fair value of the Convertible Notes was $304, and the fair value of the Redeemable Warrants was $73.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 8 - CONVERTIBLE NOTES:

A.	On January 25, 2023, the Company received an amount of $250 in consideration for issuance of convertible notes (the “Convertible Notes”) and two types of warrants. The Convertible Notes principal amount is $250 and maturity date is the earlier between December 31, 2024, and the date of any change in control (excluding the Business Combination). The Convertible Notes have an interest rate of 15% per annum and shall be converted into ordinary shares: (1) at the note holder’s discretion, at a fixed conversion price of USD 10 per ordinary share, or (2) through issuance of the Company’s ordinary shares at a 20% discount.

As part of the Convertible Note agreements, the investor was granted two types of warrants:

(i) Bonus Warrants - 12,500 warrants to purchase ordinary shares of the Company at an exercise price of USD 11.50 per share. The Bonus Warrants have a term of five years commencing upon the closing of the Business Combination.

(ii) Redeemable Warrants – 12,500 warrants to purchase ordinary shares of the Company at a purchase price of USD 11.50 per share. The Redeemable Warrants have a term of five years commencing upon the closing of the Business Combination. The Redeemable Warrants shall be redeemable on a non-cumulative basis at the option of the holder, according to a schedule for USD 5.00 per warrant. The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 8 - CONVERTIBLE NOTES (CONT.):

The Convertible Notes are recorded in accordance with their fair value. The Redeemable Warrants are accounted for as a derivative financial liability. Management utilized a third-party appraiser to assist them in valuing the Convertible Notes and Redeemable Warrants.

In order to calculate the fair value of the Convertible Notes, the Company discounted the payment schedule by a discount rate of 32.2%.

The fair value of the Redeemable Warrants was calculated using Monte-Carlo simulation model with expected volatility of 73.74% and the risk-free interest rate used is 3.91%. As of December 31, 2023, the fair value of the Convertible Notes was $304 and the fair value of the Redeemable Warrants was $73.

B.	In May 2022, Security Matters PTY Ltd. issued 828,240 convertible notes (the “2022 Convertible Notes”), with a face value of AUD 1 (USD 0.7) per each 2022 Convertible Note, for an aggregate amount of AUD 828 thousand (USD 569). The 2022 Convertible Notes have a maturity date of six months from issuance date. The conversion price is as follows: (i) if Security Matters PTY Ltd. executes a binding agreement for an M&A transaction or receives USD 20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each 2022 Convertible Note will automatically be converted into shares in Security Matters PTY Ltd. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the 2022 Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, Security Matters PTY Ltd. entered into the Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if Security Matters PTY Ltd. has not executed a binding agreement for a qualified transaction until December 31, 2022, the 2022 Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share. As of December 31, 2022, the 2022 Convertible Note amounted to 563. In July 2022, an amendment to the 2022 Convertible Notes agreements was signed between Security Matters PTY Ltd. and the investors which prescribes a cancellation of the 2022 Convertible Notes and replacing them with the issuance of 1,000,000 ordinary shares of Security Matters PTY Ltd. (with the occurrence of the Business Combination as described in Note 1.B). On March 7, 2023, the 2022 Convertible Notes were converted to 1,000,000 ordinary shares of Security Matters PTY Ltd.

C.	On September 6, 2023, the Company consummated the transactions pursuant to a Securities Purchase Agreement dated as of September 5, 2023 and issued and sold to an institutional investor a convertible promissory note with a fixed conversion price of $1.6378, 3,929,051 warrants As and 2,619,367 warrants Bs, for gross proceeds to SMX of approximately $2,358, before deducting fees and other offering expenses payable by the Company to their service providers. The warrant As are exercisable into 3,929,051 ordinary shares at an exercise price of $0.0022 per, share subject to customary adjustments and may be exercised at any time until the five-year anniversary of the Warrant As. The warrant Bs are exercisable into 2,619,367 ordinary shares at an exercise price of $1.6378 per share, subject to customary adjustments and may be exercised at any time until the five year anniversary of the warrant Bs. The warrant As and Bs, meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity. The note is in the principal amount of $4,290. The actual amount loaned by the investor pursuant to the Note is $2,574 after a 40% original issue discount. The maturity date of the note is the 12-month anniversary of the Effective Date, and is the date upon which the principal amount, as well as any accrued and unpaid interest and other fees, shall be due and payable. Interest accrues in the amount of 12% per year and shall be payable on the maturity date or upon acceleration or by prepayment or otherwise. The investor has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s ordinary shares, at a fixed conversion price of $1.6378 per share. Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 8 - CONVERTIBLE NOTES (CONT.):

The promissory note was recognized base on the amortized cost method.

As of December 31, 2023, the note principle amounted to $1 million and during the period $2.1 million of promissory note was converted to shares. As of the date of publication of these financial statements, the Company’s institutional investor has converted all of the principle of the convertible promissory note into an aggregate of 2,619,377 Ordinary Shares and exercised the Warrant A and B for 3,789,264 and 2,619,367 Ordinary Shares, respectively. (See note 24(11)).